Label	Element	Value
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lord Abbett Emerging Markets Equity Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following paragraph replaces the sixth paragraph in the section under “Principal Investment Strategies” on page 5 of the summary prospectus and statutory prospectus:

The Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lord Abbett Emerging Markets Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The eleventh paragraph under “Principal Risks” on page 7 of the summary prospectus and statutory prospectus and first paragraph of the subsection “Emerging Markets Equity Fund” on page 36 of the statutory prospectus, each titled “Non-Diversification Risk,” is removed.